18. LEASES (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets, beginning	$ 0
Increase	20
Right of use assets, ending	20
Machinery and equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets, beginning	0
Increase	13
Right of use assets, ending	13
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets, beginning	0
Increase	7
Right of use assets, ending	$ 7